Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 123.5	$ 44.0	$ 24.0
Investment expenses	(4.0)	(3.3)	(3.4)
Net investment income	119.5	40.7	20.6
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(0.7)	(2.5)	1.2
Net realized gains on fixed maturity securities, trading	0.0	0.0	0.9
Net realized gains/(losses) on other investments	2.1	27.6	(1.5)
Net realized gains/(losses) on interest rate contracts	0.0	(20.3)	1.0
Change in net unrealized gains/(losses) on fixed maturity securities, trading	0.0	(0.5)	(1.1)
Change in net unrealized gains/(losses) on other investments	3.7	(39.8)	15.7
Change in net unrealized gains/(losses) on interest rate contracts	0.0	0.7	(0.9)
Provision for expected credit losses	(0.2)	1.1	(1.8)
Net realized and unrealized investment gains/(losses)	4.9	(33.7)	13.5
Total realized and unrealized investments gains/(losses) and net investment income	$ 124.4	$ 7.0	$ 34.1